Nature of the Organization and Business (Details) - USD ($)		1 Months Ended	9 Months Ended
	Aug. 12, 2021	Aug. 23, 2021	Sep. 30, 2022	Dec. 31, 2021	Nov. 01, 2022	Aug. 12, 2022	Aug. 05, 2022	Jun. 30, 2022
Nature of the Organization and Business (Details) [Line Items]
Generating gross proceeds		$ 183,480
Private sale of units (in Shares)			276,250	276,250
Purchase price per unit (in Dollars per share)			$ 10	$ 10
Generating gross proceeds			$ 2,762,500	$ 2,762,500
Net proceeds		$ 7,339,200
Maturity terms	185 days
Additional private sale units (in Shares)		18,348
Additional private per share (in Dollars per share)		$ 10
Proceeds held in trust account		$ 57,339,200
Percentage of fair market value			80.00%	80.00%
Percentage of outstanding voting rights			50.00%	50.00%
General and administrative services			$ 10,000	$ 10,000
Month fee amount			$ 10,000	$ 10,000
Total gross proceeds percentage			3.00%	3.00%
Repayment expenses			$ 15,000	$ 15,000
Consummation of our initial business combination			$ 114,000,000
Warrant price per share (in Dollars per share)			$ 1	$ 1
Public per share (in Dollars per share)			$ 10	$ 10
Net tangible assets			$ 5,000,001	$ 5,000,001
Cash			175,074	154,942				$ 175,074
Working capital deficit				381,866
Gross proceeds			2,762,500
Deposited in trust account					$ 573,392	$ 573,392	$ 573,392
Price per share of common stock issued (in Dollars per share)					$ 0.1	$ 0.1
Initial Public Offering [Member]
Nature of the Organization and Business (Details) [Line Items]
Sale of stock (in Shares)	5,000,000
Sale of price per unit (in Dollars per share)	$ 10
Generating gross proceeds	$ 50,000,000
Offering costs	$ 973,988
Additional shares (in Shares)	750,000
Net proceeds	$ 50,000,000
Maturity terms	185 days
Public shares redeem percentage	100.00%
Working capital deficit								$ 1,622,206
Gross proceeds	$ 50,000,000
Over-Allotment Option [Member]
Nature of the Organization and Business (Details) [Line Items]
Generating gross proceeds		$ 7,339,200
Underwriters shares purchased (in Shares)		733,920
Additional unit per share (in Dollars per share)		$ 10
Price per share of common stock issued (in Dollars per share)		$ 10
Business Combination [Member]
Nature of the Organization and Business (Details) [Line Items]
Consummation of our initial business combination			$ 750,000	$ 750,000
Initial business combination description			If the Company is unable to complete its Initial Business Combination within such 18-month period from the closing of the Initial Public Offering or during any mandatory extension period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.	payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Deposited in trust account					$ 573,392
Price per share of common stock issued (in Dollars per share)					$ 0.1